UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 028-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, California              10/28/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      174,861
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ALLOT COMMUNICATIONS LTD       COM            M0854Q105      768    78814 SH       SOLE                 78814      0    0
AMEX ENERGY SELECT INDEX 'SPDR COM            81369Y506     2924    49966 SH       SOLE                 49966      0    0
Accretive Health, Inc.         COM            00438v103     5141   242145 SH       SOLE                242145      0    0
BERKSHIRE HATHAWAY B NEW CLASS COM            084670207     1823    25665 SH       SOLE                 25665      0    0
DOW JONES US REAL ESTATE INDEX COM            464287739     9375   185392 SH       SOLE                185392      0    0
DURECT CORP COM                COM            266605104      123    76250 SH       SOLE                 76250      0    0
GOLDCORP INC                   COM            380956409     1073    23500 SH       SOLE                 23500      0    0
ISHARES BARCLAYS 20+ YEAR TREA COM            464287432    20534   169983 SH       SOLE                169983      0    0
ISHARES BARCLAYS US AGGREGATE  COM            464287226     1013     9200 SH       SOLE                  9200      0    0
ISHARES FTSE XINHAU CHINA 25 I COM            464287184     2654    86072 SH       SOLE                 86072      0    0
ISHARES MSCI BRAZIL INDX BRAZI COM            464286400     2120    40755 SH       SOLE                 40755      0    0
ISHARES MSCI EMERGING MKT INDE COM            464287234    19971   569050 SH       SOLE                569050      0    0
ISHARES MSCI JAPAN INDEX FUND  COM            464286848      501    52950 SH       SOLE                 52950      0    0
ISHARES TR-ISHARES MSCI EAFE I COM            464287465    31222   653452 SH       SOLE                653452      0    0
K L A TENCOR CORP              COM            482480100      765    19997 SH       SOLE                 19997      0    0
MAKO SURGICAL CORP.            COM            560879108     2350    68686 SH       SOLE                 68686      0    0
MARKET VECTORS ETF TRUST RUSSI COM            57060u506     1077    42569 SH       SOLE                 42569      0    0
MERCK & CO., INC.              COM            58933Y105     1828    55893 SH       SOLE                 55893      0    0
OCCIDENTAL PETROLEUM CORP      COM            674599105     3358    46959 SH       SOLE                 46959      0    0
OIL SERVICE HOLDERS TR F DEPOS COM            678002106     1938    18800 SH       SOLE                 18800      0    0
SOUTHERN NATL BANCORPVA INC CO COM            843395104     1490   238024 SH       SOLE                238024      0    0
SPDR GOLD TRUST ETF            COM            78463V107    17612   111424 SH       SOLE                111424      0    0
SPDR S&P METALS & MINING ETF   COM            78464A755     1914    42686 SH       SOLE                 42686      0    0
UTILITIES SECTOR SPDR          COM            81369Y886      577    17172 SH       SOLE                 17172      0    0
VANGUARD ENERGY                COM            92204a306     7163    82968 SH       SOLE                 82968      0    0
VANGUARD INDEX FUNDS VANGUARD  COM            922908769    32844   569021 SH       SOLE                569021      0    0
VANGUARD REIT                  COM            922908553     2555    50229 SH       SOLE                 50229      0    0
Somaxon Pharmaceuticals, Inc   WT             834453102      148   170212 SH       SOLE                170212      0    0


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